Employee Share Options - Schedule of Share-Based Compensation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and Administrative Expense [Member] USD ($)	Dec. 31, 2013 General and Administrative Expense [Member] CNY	Dec. 31, 2012 General and Administrative Expense [Member] CNY	Dec. 31, 2011 General and Administrative Expense [Member] CNY	Dec. 31, 2013 Selling Expenses [Member] USD ($)	Dec. 31, 2013 Selling Expenses [Member] CNY	Dec. 31, 2012 Selling Expenses [Member] CNY	Dec. 31, 2011 Selling Expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,454	8,804	9,084	9,234	$ 1,080	6,541	6,776	6,876	$ 374	2,263	2,308	2,358